CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 1,155	$ 925	$ 2,051	$ 1,640
Cost of product sales	(84)	(57)	(149)	(99)
Research and development expenses	(459)	(364)	(899)	(723)
Selling, general and administrative expenses	(205)	(144)	(371)	(270)
Acquisition and integration related charges	(32)	0	(77)	0
Total costs and operating expenses	(780)	(565)	(1,496)	(1,092)
Operating profit	375	360	555	548
Financial income	59	154	103	253
Financial expenses	(139)	(91)	(289)	(134)
Net profit before tax	295	423	369	667
Corporate tax benefit / (expense)	8	(87)	(13)	(136)
Net profit	303	336	356	531
Amounts which may be re-classified to the income statement:
Exchange differences on translation of foreign operations	(63)	3	(226)	16
Cash flow hedges [abstract]
Gross deferred gains/(losses) on cash flow hedges	5	0	10	0
Deferred tax benefit (expense) on cash flow hedges	1	0	0	0
Deferred gains/(losses) on cash flow hedges, net of tax	6	0	10	0
Total comprehensive income	$ 246	$ 339	$ 140	$ 547
Basic net profit per share (in dollars per share)	$ 4.94	$ 5.44	$ 5.78	$ 8.47
Diluted net profit per share (in dollars per share)	$ 4.91	$ 5.42	$ 5.73	$ 8.45